CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.1%
COMMUNICATION SERVICES - 2.7%
Entertainment - 2.7%
Endeavor Group Holdings Inc., Class A Shares	750,000	$23,527,500	*
Live Nation Entertainment Inc.	385,000	42,161,350	*

TOTAL COMMUNICATION SERVICES		65,688,850

CONSUMER DISCRETIONARY - 12.5%
Auto Components - 3.6%
Aptiv PLC	490,000	66,924,200	*
Lear Corp.	128,000	21,416,960

Total Auto Components		88,341,160

Diversified Consumer Services - 1.0%
Service Corp. International	385,000	23,762,200

Hotels, Restaurants & Leisure - 2.6%
Carnival Corp.	950,000	18,819,500	*
Expedia Group Inc.	235,000	43,073,150	*

Total Hotels, Restaurants & Leisure		61,892,650

Internet & Direct Marketing Retail - 0.6%
Chewy Inc., Class A Shares	290,000	13,806,900	*

Leisure Products - 1.7%
Hasbro Inc.	450,000	41,616,000

Specialty Retail - 3.0%
Carvana Co.	148,000	23,984,880	*
Petco Health & Wellness Co. Inc.	1,050,000	19,687,500	*
Ross Stores Inc.	305,000	29,813,750

Total Specialty Retail		73,486,130

TOTAL CONSUMER DISCRETIONARY		302,905,040

CONSUMER STAPLES - 4.1%
Food & Staples Retailing - 4.1%
Casey’s General Stores Inc.	247,000	46,389,070
Performance Food Group Co.	1,252,000	52,821,880	*

TOTAL CONSUMER STAPLES		99,210,950

ENERGY - 2.9%
Oil, Gas & Consumable Fuels - 2.9%
Pioneer Natural Resources Co.	325,000	71,139,250

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2022 Quarterly Report	1

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
FINANCIALS - 12.1%
Banks - 5.5%
Fifth Third Bancorp	897,000	$40,033,110
First Republic Bank	240,000	41,661,600
Western Alliance Bancorp	540,000	53,562,600

Total Banks		135,257,310

Capital Markets - 0.5%
Blue Owl Capital Inc.	925,000	11,497,750

Insurance - 4.7%
Arch Capital Group Ltd.	1,250,000	57,900,000	*
Hartford Financial Services Group Inc.	800,000	57,496,000

Total Insurance		115,396,000

Mortgage Real Estate Investment Trusts (REITs) - 1.4%
Starwood Property Trust Inc.	1,350,000	33,412,500

TOTAL FINANCIALS		295,563,560

HEALTH CARE - 11.7%
Biotechnology - 1.4%
Horizon Therapeutics PLC	355,000	33,132,150	*

Health Care Providers & Services - 1.1%
Molina Healthcare Inc.	92,000	26,724,160	*

Health Care Technology - 0.5%
Definitive Healthcare Corp.	599,191	13,110,299	*

Life Sciences Tools & Services - 7.4%
Avantor Inc.	1,300,000	48,529,000	*
Bio-Techne Corp.	70,000	26,348,700
ICON PLC	94,000	24,977,680	*
Maravai LifeSciences Holdings Inc., Class A Shares	1,000,000	28,920,000	*
Syneos Health Inc.	575,000	52,072,000	*

Total Life Sciences Tools & Services		180,847,380

Pharmaceuticals - 1.3%
Catalent Inc.	300,000	31,179,000	*

TOTAL HEALTH CARE		284,992,989

INDUSTRIALS - 19.7%
Building Products - 5.1%
Masonite International Corp.	460,000	45,650,400	*
Resideo Technologies Inc.	2,018,000	50,006,040	*
Zurn Water Solutions Corp.	900,000	27,486,000

Total Building Products		123,142,440

Construction & Engineering - 5.3%
API Group Corp.	2,650,000	59,095,000	*
WillScot Mobile Mini Holdings Corp.	1,925,000	71,302,000	*

Total Construction & Engineering		130,397,000

See Notes to Schedule of Investments.

2	ClearBridge Mid Cap Fund 2022 Quarterly Report

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY	SHARES	VALUE
Electrical Equipment - 5.0%
Regal Rexnord Corp.	460,664	$73,006,031
Vertiv Holdings Co.	2,300,000	47,978,000

Total Electrical Equipment		120,984,031

Machinery - 2.0%
ATS Automation Tooling Systems Inc.	625,000	25,518,231	*
RBC Bearings Inc.	130,000	23,461,100	*

Total Machinery		48,979,331

Professional Services - 1.4%
Clarivate PLC	2,150,000	35,389,000	*

Road & Rail - 0.9%
Old Dominion Freight Line Inc.	72,000	21,738,960

TOTAL INDUSTRIALS		480,630,762

INFORMATION TECHNOLOGY - 18.1%
Electronic Equipment, Instruments & Components - 4.7%
CDW Corp.	200,000	37,810,000
Keysight Technologies Inc.	260,000	43,893,200	*
Teledyne Technologies Inc.	79,000	33,292,970	*

Total Electronic Equipment, Instruments & Components		114,996,170

Semiconductors & Semiconductor Equipment - 4.1%
Marvell Technology Inc.	615,000	43,911,000
ON Semiconductor Corp.	630,000	37,170,000	*
SolarEdge Technologies Inc.	79,000	18,819,380	*

Total Semiconductors & Semiconductor Equipment		99,900,380

Software - 9.3%
Aspen Technology Inc.	250,000	37,540,000	*
Autodesk Inc.	87,000	21,731,730	*
Black Knight Inc.	613,500	45,767,100	*
DocuSign Inc.	54,000	6,791,580	*
Momentive Global Inc.	1,429,013	24,478,993	*
NCR Corp.	785,000	29,877,100	*
SailPoint Technologies Holding Inc.	435,000	16,830,150	*
Splunk Inc.	185,000	22,925,200	*
Workiva Inc.	167,000	19,752,760	*

Total Software		225,694,613

TOTAL INFORMATION TECHNOLOGY		440,591,163

MATERIALS - 5.2%
Chemicals - 3.4%
Ashland Global Holdings Inc.	535,000	51,381,400
Sensient Technologies Corp.	366,000	31,014,840

Total Chemicals		82,396,240

See Notes to Schedule of Investments.

ClearBridge Mid Cap Fund 2022 Quarterly Report	3

CLEARBRIDGE MID CAP FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	January 31, 2022

SECURITY		SHARES	VALUE
Containers & Packaging - 1.8%
Ball Corp.		460,000	$44,666,000

TOTAL MATERIALS			127,062,240

REAL ESTATE - 4.2%
Equity Real Estate Investment Trusts (REITs) - 4.2%
Alexandria Real Estate Equities Inc.		248,000	48,320,320
Americold Realty Trust		745,000	21,195,250
Sun Communities Inc.		177,000	33,445,920

TOTAL REAL ESTATE			102,961,490

UTILITIES - 3.9%
Electric Utilities - 1.4%
Eversource Energy		380,000	34,006,200

Multi-Utilities - 2.5%
Ameren Corp.		465,000	41,264,100
DTE Energy Co.		165,000	19,870,950

Total Multi-Utilities			61,135,050

TOTAL UTILITIES			95,141,250

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,519,793,203)			2,365,887,544

	RATE
SHORT-TERM INVESTMENTS - 2.8%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	0.006%	53,979,519	53,979,519
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	0.010%	13,494,880	13,494,880	(a)

TOTAL SHORT-TERM INVESTMENTS (Cost - $67,474,399)			67,474,399

TOTAL INVESTMENTS - 99.9% (Cost - $1,587,267,602)			2,433,361,943
Other Assets in Excess of Liabilities - 0.1%			3,451,987

TOTAL NET ASSETS - 100.0%			$2,436,813,930

*	Non-income producing security.

(a)

In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At January 31, 2022, the total market value of investments in Affiliated Companies was $13,494,880 and the cost was $13,494,880 (Note 2).

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

4	ClearBridge Mid Cap Fund 2022 Quarterly Report

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Mid Cap Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

5

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

6

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$2,365,887,544	—	—	$2,365,887,544
Short-Term Investments†	67,474,399	—	—	67,474,399

Total Investments	$2,433,361,943	—	—	$2,433,361,943

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated company

As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended January 31, 2022. The following transactions were effected in such company for the period ended January 31, 2022.

	Affiliate Value at October 31, 2021	Purchased		Sold		Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at January 31, 2022
		Cost	Shares	Cost	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$12,957,637	$17,014,548	17,014,548	$16,477,305	16,477,305	—	$347	—	$13,494,880

7